Description of Business (Details Narrative) $ in Thousands	4 Months Ended	12 Months Ended
	Apr. 21, 2020 USD ($)	Dec. 31, 2022	Dec. 31, 2021
Number of Reportable Segments		1	2
Navios Partners [Member]
Ownership percentage of Navios Holdings		10.30%	10.30%
Navios Europe II [Member]
Liquidation date		June 2020
Navios Europe II [Member] | Junior Loan II [Member]
Repayments of Debt	$ 5,000
Navios Logistics [Member]
Entity Incorporation, Date of Incorporation		Dec. 17, 2007
Navios Logistics Subsidiary [Member]
Ownership percentage of Navios Holdings		63.80%
Navios Holdings [Member] | Navios Europe II [Member]
Ownership percentage of Navios Holdings		47.50%
Voting interests		50.00%
Navios Acquisition [Member] | Navios Europe II [Member]
Ownership percentage of Navios Holdings		47.50%
Voting interests		50.00%
Navios Partners [Member] | Navios Europe II [Member]
Ownership percentage of Navios Holdings		5.00%
Voting interests		0.00%
Navios Partners [Member]
Number of vessels sold		36
Barge Business [Member]
Number of barges vessels		271
Number of pushboats vessels		30
Number of tankers vessels		5
Number of bunker vessel		1
Number of river and estuary product tanker vessel		1